Information on Subsidiaries	12 Months Ended
Oct. 31, 2022
Investments accounted for using equity method [abstract]
Information on Subsidiaries
NOTE 33:  INFORMATION ON SUBSIDIARIES
The following is a list of the directly or indirectly held significant subsidiaries.

SIGNIFICANT SUBSIDIARIES 1
(millions of Canadian dollars)		October 31, 2022
North America	Address of Head or Principal Office 2	Carrying value of shares owned by the Bank 3

Meloche Monnex Inc.	Montreal, Québec	$2,370
Security National Insurance Company	Montreal, Québec
Primmum Insurance Company	Toronto, Ontario
TD Direct Insurance Inc.	Toronto, Ontario
TD General Insurance Company	Toronto, Ontario
TD Home and Auto Insurance Company	Toronto, Ontario
TD Wealth Holdings Canada Limited	Toronto, Ontario	5,963
TD Asset Management Inc.	Toronto, Ontario
GMI Servicing Inc.	Winnipeg, Manitoba
TD Waterhouse Private Investment Counsel Inc.	Toronto, Ontario
TD Waterhouse Canada Inc.	Toronto, Ontario

TD Auto Finance (Canada) Inc.	Toronto, Ontario	3,721
TD Group US Holdings LLC	Wilmington, Delaware	71,879
Toronto Dominion Holdings (U.S.A.), Inc.	New York, New York
TD Prime Services LLC	New York, New York
TD Securities Automated Trading LLC	Chicago, Illinois
TD Securities (USA) LLC	New York, New York
Toronto Dominion (Texas) LLC	New York, New York
Toronto Dominion (New York) LLC	New York, New York
Toronto Dominion Capital (U.S.A.), Inc.	New York, New York
Toronto Dominion Investments, Inc.	New York, New York
TD Bank US Holding Company	Cherry Hill, New Jersey
Epoch Investment Partners, Inc.	New York, New York
TD Bank USA, National Association	Cherry Hill, New Jersey
TD Bank, National Association	Cherry Hill, New Jersey
TD Equipment Finance, Inc.	Cherry Hill, New Jersey
TD Private Client Wealth LLC	New York, New York
TD Wealth Management Services Inc.	Mt. Laurel, New Jersey

TD Investment Services Inc.	Toronto, Ontario	38

TD Life Insurance Company	Toronto, Ontario	115
TD Mortgage Corporation	Toronto, Ontario	11,737
TD Pacific Mortgage Corporation	Vancouver, British Columbia
The Canada Trust Company	Toronto, Ontario

TD Securities Inc.	Toronto, Ontario	2,713
TD Vermillion Holdings Limited	Toronto, Ontario	28,723
TD Financial International Ltd.	Hamilton, Bermuda
TD Reinsurance (Barbados) Inc.	St. James, Barbados

International
TD Ireland Unlimited Company	Dublin, Ireland	2,057
TD Global Finance Unlimited Company	Dublin, Ireland

TD Securities (Japan) Co. Ltd.	Tokyo, Japan	11

Toronto Dominion Australia Limited	Sydney, Australia	94
Toronto Dominion Investments B.V.	London, England	1,174
TD Bank Europe Limited	London, England

Toronto Dominion (South East Asia) Limited	Singapore, Singapore	1,225

1
Unless otherwise noted, The Toronto-Dominion Bank, either directly or through its subsidiaries, owns 100% of the entity and/or 100% of any issued and outstanding voting securities and
non-voting
securities of the entities listed.

2
Each subsidiary is incorporated or organized in the country in which its head or principal office is located, with the exception of Toronto Dominion Investments B.V., a company incorporated in The Netherlands, but with its principal office in the United Kingdom.

3
Carrying amounts are prepared for purposes of meeting the disclosure requirements of Section 308 (3)(a)(ii) of the
Bank Act
(Canada). Intercompany transactions may be included herein which are eliminated for consolidated financial reporting purposes.

SUBSIDIARIES WITH RESTRICTIONS TO TRANSFER FUNDS
Certain of the Bank’s subsidiaries have regulatory requirements to fulfil, in accordance with applicable law, in order to transfer funds, including paying dividends to, repaying loans to, or redeeming subordinated debentures issued to, the Bank. These customary requirements include, but are not limited to:
•	Local regulatory capital and/or surplus adequacy requirements;
•	Basel requirements under Pillar 1 and Pillar 2;
•	Local regulatory approval requirements; and
•	Local corporate and/or securities laws.
As at October 31, 2022, the net assets of subsidiaries subject to regulatory or CAR was approximately
$82 billion (October 31, 2021 – $91 billion), before intercompany eliminations.
In addition to regulatory requirements outlined above, the Bank may be subject to significant restrictions on its ability to use the assets or settle the liabilities of members of its group. Key contractual restrictions may arise from the provision of collateral to third parties in the normal course of business, for example through secured financing transactions; assets securitized which are not subsequently available for transfer by the Bank; and assets transferred into other consolidated and unconsolidated structured entities. The impact of these restrictions has been disclosed in Notes 9 and 27.